Cover	Oct. 04, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 04, 2024
Entity File Number	000-55575
Entity Registrant Name	SIGYN THERAPEUTICS, INC.
Entity Central Index Key	0001642159
Entity Tax Identification Number	84-4210559
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2468 Historic Decatur Road
Entity Address, Address Line Two	Suite 140
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92106
City Area Code	619
Local Phone Number	353.0800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false